Consolidated Balance Sheets - EUR (€) € in Thousands	Jun. 30, 2018	Dec. 31, 2017
ASSETS
Non-current assets	€ 49,163	€ 47,148
Intangible assets	35,772	35,136
Internally generated software	3,083	3,503
Licenses and domains	138	128
Brands and trademarks	4,918	4,917
Intangible assets under development	2,291	1,090
Other intangible assets	1,586	2,314
Goodwill	23,756	23,184
Property, plant and equipment	2,194	2,082
Leasehold improvements	157	186
Other and office equipment	346	373
Property, plant and equipment under construction	1,691	1,523
Other non-current financial assets	94	23
Other non-current non-financial assets	41	0
Non-current tax receivable	440	0
Deferred tax assets	10,622	9,907
Current assets	22,119	22,034
Current trade and other receivables	13,683	13,820
Trade receivables	6,589	6,814
Other current financial assets	2,725	3,156
Other assets	4,369	3,850
Current tax receivable	383	0
Cash and cash equivalents	8,053	8,214
TOTAL ASSETS	71,282	69,182
SHAREHOLDER'S EQUITY AND LIABILITIES
Shareholder's equity	21,076	19,477
Subscribed capital	1,317	1,317
Capital reserves	49,019	48,877
Share-based payment reserve	4,524	2,747
Accumulated deficit	(33,728)	(32,581)
Accumulated other comprehensive income	(56)	(883)
Non-current liabilities	10,927	765
Non-current borrowings	10,129	0
Other non-current provisions	17	17
Other non-current financial liabilities	25	0
Deferred tax liabilities	745	725
Non-current contract liabilities	11	23
Current liabilities	39,279	48,940
Current borrowings	3,873	5,850
Other current provisions	1,126	1,159
Current trade and other payables	12,568	21,291
Trade payables	10,177	11,489
Other current financial liabilities	442	6,515
Other liabilities	1,949	3,287
Current income tax liabilities	409	286
Current contract liabilities	21,303	20,354
TOTAL SHAREHOLDER'S EQUITY AND LIABILITIES	€ 71,282	€ 69,182